Schedule of borrowings term loan (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest rate	6.00%
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	120 months
Term Loan I [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.30%
Commercial rate interest	4.68%
Term Loan I [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.30%
Commercial rate interest	5.68%
Term Loan II [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	7 years
Financing interest rate	3.00%
Term Loan II [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.65%
Term Loan II [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	3.45%
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	5 years
Interest rate	2.00%
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	5 years
Interest rate	2.00%
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	5 years
Interest rate	2.50%
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Monthly instalments	3 years
Interest rate	2.00%
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.00%
Interest rate	2.00%
Revolving credit [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate	1 month
Revolving credit [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate	6 months